Restatement of Previously Issued Financial Statements - Statements of cash flow (Detail) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ 7,803,204	$ (8,796,182)	$ (8,811,802)	$ (13,612,039)
Increase in fair value of warrant liabilities	$ (12,835,995)	(2,581,086)	(2,581,086)	7,031,641
Loss on excess of fair value over cash received for Private Placement Warrants		(4,216,725)	4,216,725	4,216,725
Offering costs related to warrant liabilities		(775,034)	775,034	775,034
Supplemental disclosure of non-cash financing activities: Value of Class A common stock subject to possible redemption			299,084,160	294,283,920
Initial fair value of warrant liabilities				26,602,699
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(1,223,337)	(1,238,957)	(1,588,639)
Supplemental disclosure of non-cash financing activities: Value of Class A common stock subject to possible redemption			328,267,940	327,918,260
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(7,572,845)	(7,572,845)	(12,023,400)
Increase in fair value of warrant liabilities		(2,581,086)	(2,581,086)	7,031,641
Loss on excess of fair value over cash received for Private Placement Warrants		(4,216,725)	4,216,725	4,216,725
Offering costs related to warrant liabilities		$ (775,034)	775,034	775,034
Supplemental disclosure of non-cash financing activities: Value of Class A common stock subject to possible redemption			$ (29,183,780)	(33,634,340)
Initial fair value of warrant liabilities				$ 26,602,699